Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 23,142,780	$ 780,796	$ 36,999,903
Less: current portion	6,161,197	207,868	9,658,346
Noncurrent portion	16,981,583	572,928	27,341,557
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	23,185,600	782,240	37,760,600
Cost [member] | Repayable at maturity in January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	7,000,000	236,168	7,000,000
Cost [member] | Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	67,476	2,000,000
Cost [member] | Repayable at maturity in January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,700,000	124,831
Cost [member] | Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	4,300,000	145,074
Cost [member] | US$400,000 thousand [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable			12,900,000
Cost [member] | US$200,000 thousand [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,185,600	208,691	6,185,600
Cost [member] | Secured Overseas Bonds One [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable			9,675,000
Discounts on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 42,820	$ 1,444	$ 760,697